Personnel expenses - Disclosure of Conditions and Inputs Used in the Measurement of the Fair Values at Grant Dates (Details)	12 Months Ended
	Dec. 31, 2025 shares SFr / shares	Dec. 31, 2024 shares SFr / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	2,005,764	1,882,880
Weighted average exercise price (in CHF per share)	SFr 0.10	SFr 0.10
Expected dividend	0	0
Weighted average fair value of rights granted (in CHF per share)	SFr 3.15	SFr 3.43
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	191,760	192,639
Vesting period	1 year	1 year
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of RSU and PSU granted (in shares) | shares	1,814,004	1,690,241
Performance Share Units (PSU), Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years	3 years
Minimum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 2.90	SFr 3.38
Expected volatility on Common shares	59.10%	66.87%
Risk free interest rate, common shares	0.35%	1.47%
Expected volatility on NBI	19.74%	21.93%
Risk free interest rate, NBI	3.63%	3.82%
Expected volatility on SPI	12.07%	12.72%
Risk free interest rate, SPI	0.35%	1.47%
Minimum | Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Full contractual life for RSU and PSU	3 years	3 years
Minimum | Performance Share Units (PSU), Employees excluding Management Board
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Vesting period	3 years	3 years
Maximum
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share price (in CHF per share)	SFr 4.06	SFr 6.57
Expected volatility on Common shares	70.46%	72.79%
Risk free interest rate, common shares	1.30%	1.65%
Expected volatility on NBI	21.89%	23.14%
Risk free interest rate, NBI	4.18%	5.21%
Expected volatility on SPI	13.28%	13.07%
Risk free interest rate, SPI	1.30%	1.65%